ANALYSIS OF OPERATING SEGMENTS - Statement of financial position (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Trading assets	$ 15,451,121	$ 11,841,407
Investment securities	34,425,693	33,674,477
Hedging derivative assets	48,662	20,854
Investments in associates and joint ventures	1,290,683	1,423,343
Loans, net	176,168,055	179,115,847
Other assets	73,797,382	69,515,308
Total Assets	301,181,596	295,591,236
Liabilities
Customer Deposits	181,987,396	173,341,149
Financial obligations	65,541,339	72,116,775
Other liabilities	22,132,445	19,311,653
Total liabilities	269,661,180	264,769,577
Cash and equivalents	18,597,861	17,032,857	$ 36,642,829	$ 34,025,535
Intangible assets	18,141,916	17,531,081
Other accounts receivable, net	25,617,225	23,380,573
Tangible assets	6,995,890	7,235,441	9,100,553
Income tax assets	3,877,749	3,633,876
Non-current assets held for sale	101,184	92,830
Other assets	465,557	608,650
Trading liabilities	2,154,361	1,757,606
Hedging derivative liabilities	217,566	3,568
Income tax liabilities	5,814,987	5,291,487
Employee benefits	907,808	890,019
Provisions	1,083,283	1,227,171	$ 1,150,261	$ 912,850
Other liabilities	11,954,440	10,141,802
Operating segments [member] | Banking Services
Assets
Trading assets	8,987,130	5,689,416
Investment securities	28,140,335	27,574,684
Hedging derivative assets	47,975	107
Investments in associates and joint ventures	11,825,193	11,326,522
Loans, net	174,849,356	177,391,660
Other assets	30,346,277	27,794,158
Total Assets	254,196,266	249,776,547
Liabilities
Customer Deposits	177,750,657	170,222,824
Financial obligations	41,562,702	46,440,671
Other liabilities	9,258,820	7,441,514
Total liabilities	228,572,179	224,105,009
Operating segments [member] | Merchant Banking
Assets
Trading assets	4,339,052	4,147,230
Investment securities	4,323,998	3,364,143
Hedging derivative assets	687	20,747
Investments in associates and joint ventures	997,597	1,143,120
Loans, net	2,660,449	2,455,471
Other assets	44,959,411	42,899,607
Total Assets	57,281,194	54,030,318
Liabilities
Customer Deposits	8,169,647	6,589,578
Financial obligations	21,455,386	21,296,089
Other liabilities	12,134,042	11,273,270
Total liabilities	41,759,075	39,158,937
Operating segments [member] | Pension and Severance Fund Management
Assets
Trading assets	2,197,618	2,061,335
Investment securities	470,474	528,607
Other assets	903,887	932,790
Total Assets	3,571,979	3,522,732
Liabilities
Customer Deposits	1,287	1,124
Financial obligations	97,565	444,647
Other liabilities	601,505	610,809
Total liabilities	700,357	1,056,580
Operating segments [member] | Holding
Assets
Trading assets	256	764
Investment securities	2,359,521	2,725,950
Investments in associates and joint ventures	19,060,746	18,812,115
Loans, net	1,239,785	1,505,904
Other assets	411,537	282,691
Total Assets	23,071,845	23,327,424
Liabilities
Financial obligations	5,512,298	6,509,111
Other liabilities	382,088	124,715
Total liabilities	5,894,386	6,633,826
Elimination of intersegment amounts [member]
Assets
Trading assets	(72,935)	(57,338)
Investment securities	(868,635)	(518,907)
Investments in associates and joint ventures	(30,592,853)	(29,858,414)
Loans, net	(2,581,535)	(2,237,188)
Other assets	(2,823,730)	(2,393,938)
Total Assets	(36,939,688)	(35,065,785)
Liabilities
Customer Deposits	(3,934,195)	(3,472,377)
Financial obligations	(3,086,612)	(2,573,743)
Other liabilities	(244,010)	(138,655)
Total liabilities	$ (7,264,817)	$ (6,184,775)